Provisions for other liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Provisions for Other Liabilities and Charges

All figures in £ millions	Property	Legal and other	Total
At 1 January 2023	22	77	99

Exchange differences	–	(4)	(4)

Provisions made during the year	6	12	18

Provisions reversed during the year	(4)	(9)	(13)

Provisions used during the year	–	(60)	(60)

At 31 December 2023	24	16	40

Summary of Analysis of Provisions	Analysis of provisions:

			2023

All figures in £ millions	Property	Legal and other	Total
Current	11	14	25

Non-current	13	2	15

	24	16	40

			2022
Current	9	76	85

Non-current	13	1	14

	22	77	99